Fair Value Measurement - Schedule of Fair Value Measurement of Assets and Liabilities (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Statement Line Items [Line Items]
Financial assets	$ 92,387	$ 6,127
Recurring fair value measurement [Member] | Financial Derivative Liabilities [Member]
Statement Line Items [Line Items]
Financial liabilities
Recurring fair value measurement [Member] | Phantom Warrant Liabilities [Member]
Statement Line Items [Line Items]
Financial liabilities
Recurring fair value measurement [Member] | Foreign Exchange Contracts [Member]
Statement Line Items [Line Items]
Financial assets
Financial liabilities
Level 1 of fair value hierarchy [Member] | Recurring fair value measurement [Member] | Financial Derivative Liabilities [Member]
Statement Line Items [Line Items]
Financial liabilities
Level 1 of fair value hierarchy [Member] | Recurring fair value measurement [Member] | Phantom Warrant Liabilities [Member]
Statement Line Items [Line Items]
Financial liabilities
Level 1 of fair value hierarchy [Member] | Recurring fair value measurement [Member] | Foreign Exchange Contracts [Member]
Statement Line Items [Line Items]
Financial assets
Financial liabilities
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [Member] | Financial Derivative Liabilities [Member]
Statement Line Items [Line Items]
Financial liabilities	629
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [Member] | Phantom Warrant Liabilities [Member]
Statement Line Items [Line Items]
Financial liabilities	11,642
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [Member] | Foreign Exchange Contracts [Member]
Statement Line Items [Line Items]
Financial assets
Financial liabilities
Level 3 of fair value hierarchy [Member] | Recurring fair value measurement [Member] | Financial Derivative Liabilities [Member]
Statement Line Items [Line Items]
Financial liabilities
Level 3 of fair value hierarchy [Member] | Recurring fair value measurement [Member] | Phantom Warrant Liabilities [Member]
Statement Line Items [Line Items]
Financial liabilities
Level 3 of fair value hierarchy [Member] | Recurring fair value measurement [Member] | Foreign Exchange Contracts [Member]
Statement Line Items [Line Items]
Financial assets
Financial liabilities